Taxation - Disclosure of Taxation Credit/(Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total taxation (expense)/credit	$ 18	$ 37	$ (43)
South Africa
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax	(34)	(73)	35
Deferred tax - current year	$ (34)	$ (73)	$ 35
Revenue exempt from taxation (as a percent)	5.00%	5.00%	5.00%
Australian entities and PNG operation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable taxation rate	30.00%	30.00%	30.00%
Mining Products | South Africa
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax (expense) income and adjustments of prior periods	$ (3)	$ (17)	$ (3)
Current year tax	(3)	(17)	(4)
Prior year tax	$ 0	$ 0	$ 1
Applicable taxation rate	34.00%	34.00%	34.00%
Non-Mining Services | South Africa
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax (expense) income and adjustments of prior periods	$ (13)	$ (19)	$ (5)
Current year tax	$ (13)	$ (19)	$ (5)
Applicable taxation rate	28.00%	28.00%	28.00%